UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Sept 30, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      Nov 7th, 2008

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 132,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ANHEUSER BUSCH COS INC   COM	         035229103  32225     494624	SH         SOLE               494624    0       0
APPLIED BIOSYSTEMS INC   COM             038149100  10257     300000    SH         SOLE               300000    0       0
BURLINGTON NTHN SANTA FE COM             12189T104  11793     127523    SH         SOLE               127523    0       0
CSX CORP                 COM             126408103  12909     235481    SH         SOLE               235481    0       0
GENENTECH INC            COM NEW         368710406  6994      79024     SH         SOLE               79024     0       0
GREY WOLF INC            COM             397888108  6389      820090    SH         SOLE               820090    0       0
NVR INC                  COM             62944T105  8374      14541     SH         SOLE               14541     0       0
PHILADELPHIA CONS HLD CO COM             717528103  19086     326310    SH         SOLE               326310    0       0
PRIDE INTL INC DEL       COM             74153Q102  11747     394463    SH         SOLE               394463    0       0
UNION PAC CORP           COM             907818108  12679     177282    SH         SOLE               177282    0       0